Segment reporting (Details 1) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Revenue
Revenue	₨ 20,685,613	$ 318,044	₨ 18,432,020	₨ 15,034,896
Country of domicile [member]
Revenue
Revenue	16,649,473		13,441,211	9,860,427
Foreign countries [member]
Revenue
Revenue	₨ 4,036,140		₨ 4,990,809	₨ 5,174,469